Otter Creek Long/Short Opportunity Fund
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 98.5%	Shares	Value
Aerospace & Defense - 7.7%
L3Harris Technologies, Inc.	13,500	$3,063,015
Parsons Corp. (a)	95,600	8,734,972
		11,797,987
Application Software - 7.1%
Aspen Technology, Inc. (a)	14,500	2,725,275
Dynatrace, Inc. (a)	32,000	1,405,440
Microsoft Corp.	10,369	4,337,871
PTC, Inc. (a)	12,900	2,294,265
		10,762,851
Construction & Engineering - 4.1%
Quanta Services, Inc.	23,575	6,256,334
Data Processing & Outsourced Services - 3.0%
Visa, Inc. - Class A	17,133	4,551,724
Electrical Components & Equipment - 18.6%
Eaton Corp. PLC	13,700	4,175,623
Hubbell, Inc.	12,881	5,096,368
NEXTracker, Inc. - Class A (a)	99,640	4,896,309
Vertiv Holdings Co. - Class A	179,500	14,126,650
		28,294,950
Electronic Components - 3.3%
Coherent Corp. (a)	32,533	2,266,899
Corning, Inc.	67,874	2,715,639
		4,982,538
Electronic Manufacturing Services - 1.7%
Flex Ltd. (a)	79,200	2,546,280
Environmental & Facilities Services - 8.0%
Clean Harbors, Inc. (a)	14,494	3,460,153
Tetra Tech, Inc.	24,127	5,144,841
Veralto Corp.	33,640	3,584,678
		12,189,672
Financial Exchanges & Data - 2.7%
Intercontinental Exchange, Inc.	16,436	2,491,040
S&P Global, Inc.	3,400	1,648,082
		4,139,122
Industrial Conglomerates - 4.9%
GE HealthCare Technologies, Inc.	28,000	2,369,640
General Electric Co.	29,700	5,054,940
		7,424,580
Insurance Brokers - 10.6%
Arthur J Gallagher & Co.	17,200	4,876,028
Baldwin Insurance Group, Inc. - Class A (a)	177,194	7,750,466
Brown & Brown, Inc.	35,500	3,529,765
		16,156,259
Interactive Media & Services - 3.1%
Meta Platforms, Inc. - Class A		9,900	4,700,817
Internet Retail - 3.2%
Amazon.com, Inc. (a)		26,062	4,873,073
Internet Software & Services - 3.3%
Alphabet, Inc. - Class A		29,503	5,060,945
Life Sciences Tools & Services - 4.1%
Avantor, Inc. (a)		166,600	4,456,550
IQVIA Holdings, Inc. (a)		7,221	1,778,027
			6,234,577
Medical Equipment - 1.0%
Thermo Fisher Scientific, Inc.		2,400	1,472,016
Property & Casualty Insurance - 2.8%
W R Berkley Corp.		79,050	4,358,026
Rail Transportation - 1.4%
Canadian Pacific Kansas City Ltd.		24,800	2,078,736
Real Estate Operating Companies - 1.7%
DigitalBridge Group, Inc.		179,991	2,543,273
Semiconductors - 2.6%
Broadcom, Inc.		25,110	4,034,675
Thrifts & Mortgage Finance - 0.4%
HMN Financial, Inc.		22,485	594,728
Transaction & Payment Processing - 3.2%
Fiserv, Inc. (a)		29,627	4,846,088
TOTAL COMMON STOCKS (Cost $127,018,885)			149,899,251

TOTAL MISCELLANEOUS SECURITIES - 1.0%(b)(c)(e)	Notional Amount	Contracts	Value
(Cost $593,120)	$33,970,700	1,700	1,480,500

SHORT-TERM INVESTMENTS - 5.1%
Money Market Funds - 5.1%		Shares
MSILF Treasury Portfolio - Class Institutional, 5.12% (d)		7,730,709	7,730,709
TOTAL SHORT-TERM INVESTMENTS (Cost $7,730,709)			7,730,709
TOTAL INVESTMENTS - 104.6% (Cost $135,342,714)			159,110,460
Liabilities in Excess of Other Assets - (4.6)%			(6,984,123)
TOTAL NET ASSETS - 100.0%			$152,126,337

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SA/NV - Societe Anonime/Naamloze Vennootschap

(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.
(e)	Represents unrestricted previously undisclosed exchange-traded purchased options which the Fund has held for less than one year.

Otter Creek Long/Short Opportunity Fund
Schedule of Securities Sold Short
July 31, 2024 (Unaudited)

COMMON STOCKS - (34.3)%	Shares	Value
Agricultural & Farm Machinery - (0.7)%
Deere & Co.	(2,900)	$(1,078,742)
Apparel Retail - (2.3)%
Boot Barn Holdings, Inc.	(18,518)	(2,471,783)
Burlington Stores, Inc.	(4,000)	(1,041,280)
		(3,513,063)
Apparel, Accessories & Luxury - (1.5)%
Columbia Sportswear Co.	(27,100)	(2,214,070)
Application Software - (0.7)%
Datadog, Inc. - Class A	(9,517)	(1,108,160)
Asset Management & Custody Banks - (2.9)%
Ares Management Corp. - Class A	(17,909)	(2,743,659)
Cohen & Steers, Inc.	(19,000)	(1,630,580)
		(4,374,239)
Building Products - (0.6)%
AAON, Inc.	(9,700)	(858,741)
Communications Equipment - (1.4)%
Cisco Systems, Inc.	(43,500)	(2,107,575)
Data Processing & Outsourced Services - (1.9)%
Block, Inc.	(10,500)	(649,740)
Paychex, Inc.	(17,500)	(2,240,350)
		(2,890,090)
Education Services - (0.7)%
Duolingo, Inc.	(6,500)	(1,117,610)
Electronic Components - (1.1)%
Littelfuse, Inc.	(6,000)	(1,602,660)
Financial Exchanges & Data - (0.9)%
MSCI, Inc.	(2,500)	(1,351,900)
Food & Beverage - (1.5)%
Anheuser-Busch InBev SA/NV - ADR	(38,500)	(2,290,750)
Footwear - (0.9)%
Deckers Outdoor Corp.	(1,500)	(1,383,945)
General Merchandise Stores - (1.2)%
Ollie's Bargain Outlet Holdings, Inc.	(18,300)	(1,786,812)
Home Improvement Retail - (0.8)%
Floor & Decor Holdings, Inc. - Class A	(13,159)	(1,289,582)
Home Improvement Stores - (1.7)%
Home Depot, Inc.	(6,931)	(2,551,717)
Industrial Machinery - (1.4)%
Snap-on, Inc.	(7,600)	(2,181,428)
Internet & Direct Marketing Retail - (1.6)%
eBay, Inc.	(44,617)	(2,481,151)
Miscellaneous Manufacturing - (1.6)%
Dover Corp.	(13,168)	(2,426,336)
Personal Care Products - (0.6)%
Inter Parfums, Inc.	(6,100)	(858,148)
Regional Banks - (0.5)%
Bank OZK	(16,000)	(750,240)
Restaurants - (3.2)%
Chipotle Mexican Grill, Inc.	(36,700)	(1,993,544)
McDonald's Corp.	(10,701)	(2,840,045)
		(4,833,589)
Specialized Consumer Services - (1.0)%
Service Corp. International/US	(19,923)	(1,592,047)
Specialty Chemicals - (0.8)%
PPG Industries, Inc.	(9,700)	(1,231,706)
Technology Distributors - (1.0)%
CDW Corp./DE	(7,095)	(1,547,490)
Trading Companies & Distributors - (0.5)%
SiteOne Landscape Supply, Inc.	(4,800)	(704,064)
Trucking - (1.3)%
Landstar System, Inc.	(10,609)	(2,018,362)
TOTAL COMMON STOCKS (Proceeds $51,075,315)		(52,144,217)

EXCHANGE TRADED FUNDS - (10.3)%	Shares	Value
Invesco QQQ Trust Series 1	(16,377)	(7,714,713)
SPDR S&P 500 ETF Trust	(14,492)	(7,982,339)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $16,119,799)		(15,697,052)
TOTAL SECURITIES SOLD SHORT - (44.6)% (Proceeds $67,195,114)		$(67,841,269)
Percentages are stated as a percent of net assets.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

Otter Creek Long/Short Opportunity Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$149,899,251	$–	$–	$149,899,251
Miscellaneous Securities	–	1,480,500	–	1,480,500
Money Market Funds	7,730,709	–	–	7,730,709
Total Investments	$157,629,960	$1,480,500	$–	$159,110,460
Liabilities:
Investments:
Common Stocks	(52,144,217)	–	–	(52,144,217)
Exchange Traded Funds	(15,697,052)	–	–	(15,697,052)
Total Investments	$(67,841,269)	$–	$–	$(67,841,269)
Refer to the Schedule of Investments for further disaggregation of investment categories.